Major Restructuring Costs - Summary of Major Restructuring Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of restructuring costs [line items]
Cost of sales	£ 10,241	£ 10,342	£ 9,290
Selling, general and administration	9,915	9,672	9,366
Other operating income/(expense)	1,588	1,965	3,405
Cost charged to operating profit	809	1,056	970
Cost of major restructuring [member]
Disclosure of restructuring costs [line items]
Cost of sales	443	545	297
Selling, general and administration	315	248	514
Research and development	49	263	159
Other operating income/(expense)	2
Cost charged to operating profit	£ 809	£ 1,056	£ 970